Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with Item 402(v) of Regulation S-K, the Company is required to disclose pay versus performance by comparing compensation amounts previously reported for the last four calendar years to the SEC’s definition of “Compensation Actually Paid” for such years. Also as required by the SEC, this section compares Compensation Actually Paid to various measures used to gauge performance at SIGA. Compensation Actually Paid is a required disclosure item, the amount of which is calculated in accordance with SEC rules. Such measure was not incorporated into the philosophy and strategy of compensation-setting set forth in the “Compensation Discussion and Analysis” of this proxy statement.
Pay Versus Performance Table
Year	Summary Compensation Table Total for PEO[1]	Compensation Actually Paid to PEO[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEOs Named Executive Officers4,	Value of initial fixed $100 investment based on:		Net Income	Operating Income (Pre-Tax)[6]
					Total Shareholder Return	Peer Group Total Shareholder Return[5]
2023	$1,825,856	$1,825,856	$1,399,930	$1,373,478	$157	$115	$68,068,826	$83,621,165
2022	$1,738,912	$1,738,912	$993,871	$993,871	$176	$111	$33,904,806	$42,700,166
2021	$1,688,264	$1,688,264	$1,285,045	$1,269,045	$158	$125	$69,450,766	$89,092,799
2020	$1,639,090	$1,639,090	$1,280,950	$1,354,729	$152	$126	$56,342,010	$84,500,630
(1)
Amount included here is the amount in the “Total” column from the Summary Compensation Table (“SCT”) for the principal executive officer (“PEO”) for the applicable year. For each covered year (i.e. 2020-2023), our PEO was Dr. Gomez.

(2)
“Compensation Actually Paid” is calculated by starting with the amounts reported for the PEO in the “Total” column of the SCT for the applicable year, with such amounts adjusted for stock based compensation. The PEO received no stock based compensation during the years presented.

(3)
Amount included here is the average of the amounts in the “Total” column from the SCT for the applicable year for each of the other non-PEO NEOs. For 2023, our non-PEO NEOs were: Messrs. Luckshire, Hruby and Varma. For 2022, 2021 and 2020, our non-PEO NEOs were Messrs. Luckshire and Hruby and Ms. Robin E. Abrams (former General Counsel and Chief Administrative Officer). The 2022 amount was impacted by the resignation of Ms. Abrams, effective April 18, 2022. The 2023 amount includes compensation paid to Dr. Varma, pro-rated based on his commencement date with the Company.

(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Average Total Compensation for the NEOs as a group for each year to determine the compensations “actually paid”.

Year	Reported Summary Compensation Table for Non-PEO NEOs	Average Reported Value of Equity Awards	Total Average Equity Award Adjustments(a)	Average Compensation “Actually Paid” to Non-PEO NEOs
2023	$1,399,930	$(283,333)	$256,881	$1,373,478
2022	$993,871	—	—	$993,871
2021	$1,285,045	—	$(16,000)	$1,269,045
2020	$1,280,950	—	$73,779	$1,354,729
a)	The amounts added or deducted in calculating the total average equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2023	$256,881	—	—	$256,881
2022	—	—	—	—
2021	—	—	$(16,000)	$(16,000)
2020	—	$44,445	$29,334	$73,779
(5)	The peer group, for purposes of this analysis, is the Nasdaq Biotechnology Index. The company’s stock performance relative to the Nasdaq Biotechnology Index is disclosed in the Company’s Form 10-K.
(6)
Operating income (pre-tax) is a financial measure that is consistent with U.S. GAAP that is considered by the Company as part of its executive compensation program. The Compensation Committee reviews a variety of performance goals and metrics for the purpose of awarding compensation to executive officers that are consistent with the Company’s overall compensation philosophy and the long-term interests of its shareholders. Among these, the Compensation Committee has identified operating income (pre-tax) as the most important financial performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to its NEOs for the year ended December 31, 2023 to the Company’s performance.

Company Selected Measure Name	Operating income (pre-tax)
Named Executive Officers, Footnote
(1)
Amount included here is the amount in the “Total” column from the Summary Compensation Table (“SCT”) for the principal executive officer (“PEO”) for the applicable year. For each covered year (i.e. 2020-2023), our PEO was Dr. Gomez.

(3)
Amount included here is the average of the amounts in the “Total” column from the SCT for the applicable year for each of the other non-PEO NEOs. For 2023, our non-PEO NEOs were: Messrs. Luckshire, Hruby and Varma. For 2022, 2021 and 2020, our non-PEO NEOs were Messrs. Luckshire and Hruby and Ms. Robin E. Abrams (former General Counsel and Chief Administrative Officer). The 2022 amount was impacted by the resignation of Ms. Abrams, effective April 18, 2022. The 2023 amount includes compensation paid to Dr. Varma, pro-rated based on his commencement date with the Company.

Peer Group Issuers, Footnote
(5)	The peer group, for purposes of this analysis, is the Nasdaq Biotechnology Index. The company’s stock performance relative to the Nasdaq Biotechnology Index is disclosed in the Company’s Form 10-K.

PEO Total Compensation Amount	$ 1,825,856	$ 1,738,912	$ 1,688,264	$ 1,639,090
PEO Actually Paid Compensation Amount	1,825,856	1,738,912	1,688,264	1,639,090
Non-PEO NEO Average Total Compensation Amount	1,399,930	993,871	1,285,045	1,280,950
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,373,478	993,871	1,269,045	1,354,729
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Average Total Compensation for the NEOs as a group for each year to determine the compensations “actually paid”.

Year	Reported Summary Compensation Table for Non-PEO NEOs	Average Reported Value of Equity Awards	Total Average Equity Award Adjustments(a)	Average Compensation “Actually Paid” to Non-PEO NEOs
2023	$1,399,930	$(283,333)	$256,881	$1,373,478
2022	$993,871	—	—	$993,871
2021	$1,285,045	—	$(16,000)	$1,269,045
2020	$1,280,950	—	$73,779	$1,354,729
a)	The amounts added or deducted in calculating the total average equity award adjustments are as follows:
Year	Year-End Fair Value of Equity Awards Granted During Applicable Year	Change in Fair Value as of Year- End of Any Prior Year Awards that Remain Unvested as of Year-End	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid
2023	$256,881	—	—	$256,881
2022	—	—	—	—
2021	—	—	$(16,000)	$(16,000)
2020	—	$44,445	$29,334	$73,779

Compensation Actually Paid vs. Total Shareholder Return
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) cumulative total shareholder return on the common stock of the Company and cumulative total shareholder return on the stock of NASDAQ Biotech Composite Index for the last four completed fiscal years is shown in Figure 1.
Figure 1: Compensation Actually Paid versus Total Shareholder Return (“TSR”)

Compensation Actually Paid vs. Net Income
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) net income of the Company for the last four completed fiscal years is shown in Figure 2.
Figure 2: Compensation Actually Paid versus Net Income

Compensation Actually Paid vs. Company Selected Measure
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) operating income (pre-tax) of the Company for the last four completed fiscal years is shown in Figure 3.
Figure 3: Compensation Actually Paid versus Operating Income (Pre-Tax)

Total Shareholder Return Vs Peer Group
The relationship between (1) compensation actually paid to the PEO and the average of compensation actually paid to NEOs other than the PEO and (2) cumulative total shareholder return on the common stock of the Company and cumulative total shareholder return on the stock of NASDAQ Biotech Composite Index for the last four completed fiscal years is shown in Figure 1.
Figure 1: Compensation Actually Paid versus Total Shareholder Return (“TSR”)

Tabular List, Table
List of Performance Measures
The Company utilizes other important financial measures to consider for compensation actually paid to its NEOs performance as set forth in the table below.
Operating Income (Pre-Tax)
Total Product Sales and Supportive Services Revenues
Total Revenues
International Sales Revenue
Net Income
Diluted Earnings per Share
Relative TSR

Total Shareholder Return Amount	$ 157	176	158	152
Peer Group Total Shareholder Return Amount	115	111	125	126
Net Income (Loss)	$ 68,068,826	$ 33,904,806	$ 69,450,766	$ 56,342,010
Company Selected Measure Amount	83,621,165	42,700,166	89,092,799	84,500,630
PEO Name	Dr. Gomez.	Dr. Gomez.	Dr. Gomez.	Dr. Gomez.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income (Pre-Tax)
Measure:: 2
Pay vs Performance Disclosure
Name	Total Product Sales and Supportive Services Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Total Revenues
Measure:: 4
Pay vs Performance Disclosure
Name	International Sales Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Net Income
Measure:: 6
Pay vs Performance Disclosure
Name	Diluted Earnings per Share
Measure:: 7
Pay vs Performance Disclosure
Name	Relative TSR
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (283,333)	$ 0	$ 0	$ 0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,881	0	(16,000)	73,779
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	256,881	0	0	0
Non-PEO NEO | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	44,445
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (16,000)	$ 29,334